Share-Based Compensation (Tables)	12 Months Ended
Sep. 30, 2016
Share-Based Compensation [Abstract]
Schedule of Share-based payment award, stock options estimated fair value assumptions

May 14, 2010
Risk-free interest rates	1.63%
Expected term	0 years
Expected volatility	90%
Expected dividend yield	0%
Fair value of underlying ordinary share (per share) (*)	US$ 3.94

(* there was no trading on the grant date, this represented initial public offering close price)

Schedule of weighted average fair value and life information, options outstanding

	Options Outstanding			Options Exercisable
Exercise Price Per Share	Number outstanding as of September 30, 2016	Weighted Average Fair Value	Weighted Average Remaining Life (Years)	Number Exercisable as of September 30, 2016	Weighted Average Exercise Price
$40.00	12,334	$18.9	3.62	12,334	$18.9

Schedule of option activity under the employee share option plan

Options	Number of shares	Exercise Price	Remaining Life (Years)	Aggregated Intrinsic Value
Outstanding as of October 1, 2015	12,334	$40.00	4.62	-
Granted during the year	-	-	-	-
Forfeited during the year		-	-	-
Outstanding as of September 30, 2016	12,334	$40.00	3.62	-